SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2024
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

The Company agrees to redeem the remaining balance of the agreed redemption assets in the form of securities. The Fund Management shall deliver 18,621,000 shares of Highest Performances Holdings (NASDAQ: HPH) to the Company. Based on the average stock price between September 16 and September 20 in 2024, which is $0.712 per share, the total transfer value amounts to $13,258,152. The company anticipates that it can receive the stocks on October 9, 2024.

On November 1, 2024, BGM Group Ltd (the “Company”), entered into share subscription agreements (the “Share Subscription Agreements”) separately with each of Ahanzhai Development Co., Ltd, a British Virgin Islands company (“Ahanzhai Development”), and LX Management Company Limited, a Hong Kong company (“LX Management”). Pursuant to the Share Subscription Agreements, the Company agreed to issue to Ahanzhai Development and LX Management 10,200,000 and 9,800,000 Class B ordinary shares of par value of US$0.00833335 each of the Company (the “Subscription Shares”, each “a Subscription Share”), respectively. The purchase price per Subscription Share is US$0.05 and Ahanzhai Development and LX Management agreed to pay to the Company a total consideration of US$510,000 and US$490,000, respectively. The Subscription Shares were distributed to LX Management Company Limited and Ahanzhai Development Co., Ltd on November 27,2024 and December 16,2024, respectively. A total amount of US$1 million proceeds was received by the Company on December 19, 2024.

On November 27, 2024, BGM Group Ltd (the “Company”), entered into a transaction agreement (the “Transaction Agreement”) with CISG Holdings Ltd, a company incorporated under the laws of the British Virgin Islands and wholly owned by AIX Inc. (NASDAQ: AIFU) (the “Seller”), Patriton Limited, a company incorporated under the laws of British Virgin Islands (the “Target Company”), GM Management Company Limited, a company incorporated under the laws of Hong Kong, DuXiaoBao Intelligent Technology (Shenzhen) Co., Ltd., RONS Intelligent Technology (Beijing) Co., Ltd. (“RONS Intelligent”), Shenzhen Xinbao Investment Management Co., Ltd. (“Shenzhen Xinbao”), Fanhua RONS Insurance Sales & Service Co., Ltd. (“RONS Sales”) and Shenzhen Baowang E-commerce Co., Ltd. (“Shenzhen Baowang”), all of which are companies with limited liability incorporated under the laws of the People’s Rublic of China.

Pursuant to the Transaction Agreement, BGM Group Ltd agreed to purchase from the Seller, 100% of the equity interest of the Target Company, for a consideration of 69,995,661 Class A ordinary shares with a par value of US$0.00833335 per share of the Company (the “Consideration Shares”), at a purchase price of US$2.0 per Consideration Shares, which is 72.2% discount to the closing price of $7.2 as of  November 27, 2024. The substantial discounts primarily account for illiquidity premium subject to 5-year restricted shares which materially dimmish the consideration’s fair value. In accordance with ASC 820-10-35-36, a quantifiable discount for lack of marketability (DLOM) applies to the valuation restrictions inseparable from the equity instrument. Discount further incorporates limited synergy related risk due to the divergent AI transformation and the uncertainty of integration cost. The Company’s shares exhibit chronic low liquidity, which results in a dislocation between market price and intrinsic value. Notwithstanding the closing price reference, according to ASC 205-30 (Presentation of Financial Statements - Liquidation Basis of Accounting), given the Company's shares exhibit the illiquidity indicators under ASC 326-20-55-8, the historical trading price doesn’t constitute evidence of fair value, the Company deem a reasonable valuation adjustment to be appropriate under such circumstances.

Under the Transaction Agreement, the Seller undertook to conduct a series of restructuring and reorganization arrangements (the “Reorganization”) and upon the completion of such Reorganization and immediately prior to the closing, each of RONS Intelligent, Shenzhen Xinbao, RONS Sales and Shenzhen Baowang will become a wholly owned subsidiary of the Target Company.

The issuance of 69,995,661 Class A ordinary shares was completed on December 27, 2024 and the transaction has been completed.

The Company’s management reviewed all material events that have occurred after the balance sheet date through January 27, 2025 on which these financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events except disclosed in above that would have required adjustment or disclosure in the consolidated financial statements.